Acquisitions - Summary of Acquisition Activity (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 163	$ 171	$ 3
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	2
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	153	153
Business combinations [member] | Cash acquired [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	(2)	(2)
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	151	151
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 12	$ 18